CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,431)
Changes in operating assets and liabilities:
Other payables	7,257
Other payables – related parties	4,174
CASH USED IN OPERATING ACTIVITIES
CASH FLOWS FROM INVESTING ACTIVITIES
CASH USED IN INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES
CASH USED IN FINANCING ACTIVITIES
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period